Organization and Summary of Significant Accounting Policies (Schedule of Depreciation Percentage of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	10.00%
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	33.00%
Franchise Agreement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	18.00%
Franchise Agreement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	33.00%
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	18.20%
Customer Relations [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	8.30%
Customer Relations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	33.00%
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation rate of intangible assets	10.00%